RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - KEY MANAGEMENT PERSONNEL EMOLUMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Short-term employee benefits	¥ 9,299	¥ 4,612	¥ 5,753
Retirement scheme contributions	566	379	342
Total	¥ 9,865	¥ 4,991	¥ 6,095